GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL
NOTE 9:-	GOODWILL

The changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2014 and 2013 are as follows:

	Year ended December 31, 2014
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2014	$380,200	$58,918	$268,821	$707,939

Functional currency translation adjustments	(8,197)	(3,572)	(1,392)	(13,161)

As of December 31, 2014	$372,003	$55,346	$267,429	$694,778

	Year ended December 31, 2013
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2013	$368,303	$58,454	$268,270	$695,027

Acquisitions	8,598	-	-	8,598
Functional currency translation adjustments	3,299	464	551	4,314

As of December 31, 2013	$380,200	$58,918	$268,821	$707,939